AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 72.5%
Information Technology – 14.5%
Communications Equipment – 0.6%
F5 Networks, Inc.(a)	36,692	$7,654,685

IT Services – 1.9%
Digitalocean Holdings, Inc.(a)	37,831	1,593,820
PayPal Holdings, Inc.(a)	26,591	6,457,359
Visa, Inc. - Class A	82,473	17,462,008

		25,513,187

Semiconductors & Semiconductor Equipment – 3.9%
Advanced Micro Devices, Inc.(a)	66,185	5,195,523
Broadcom, Inc.	20,764	9,627,436
Intel Corp.	124,429	7,963,456
NVIDIA Corp.	14,398	7,687,524
NXP Semiconductors NV	33,924	6,830,258
Texas Instruments, Inc.	73,587	13,907,207

		51,211,404

Software – 5.0%
Adobe, Inc.(a)	23,532	11,186,407
Microsoft Corp.	183,686	43,307,648
Oracle Corp.	155,025	10,878,104

		65,372,159

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.(b)	334,886	40,906,325

		190,657,760

Financials – 11.1%
Banks – 4.8%
Bank of America Corp.	254,348	9,840,724
Fifth Third Bancorp	359,025	13,445,486
JPMorgan Chase & Co.	98,670	15,020,534
PNC Financial Services Group, Inc. (The)	69,740	12,233,094
US Bancorp	87,827	4,857,711
Wells Fargo & Co.	188,297	7,356,764

		62,754,313

Capital Markets – 3.4%
Apollo Global Management, Inc.	135,250	6,358,102
BlackRock, Inc. - Class A	8,526	6,428,263
Charles Schwab Corp. (The)	130,593	8,512,052
Goldman Sachs Group, Inc. (The)	60,696	19,847,592
LPL Financial Holdings, Inc.	13,880	1,973,181
Raymond James Financial, Inc.	16,152	1,979,589

		45,098,779

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. - Class B(a)	110,234	28,161,480

Insurance – 0.7%
Aon PLC	20,539	4,726,229
Arch Capital Group Ltd.(a)	115,296	4,423,907

Company	Shares	U.S. $ Value

Oscar Health, Inc.(a)	24,070	$647,002

		9,797,138

		145,811,710

Consumer Discretionary – 9.7%
Hotels, Restaurants & Leisure – 0.9%
McDonald’s Corp.	52,597	11,789,092

Household Durables – 0.2%
Lennar Corp. - Class A	24,791	2,509,593

Internet & Direct Marketing Retail – 2.9%
Amazon.com, Inc.(a)	8,076	24,987,790
Booking Holdings, Inc.(a)	3,285	7,653,524
Coupang, Inc.(a)	43,581	2,150,722
Expedia Group, Inc.(a)	16,738	2,880,945

		37,672,981

Multiline Retail – 1.4%
Dollar General Corp.	38,627	7,826,603
Target Corp.	51,742	10,248,538

		18,075,141

Specialty Retail – 4.0%
Advance Auto Parts, Inc.	25,646	4,705,785
AutoNation, Inc.(a)	32,710	3,049,226
Burlington Stores, Inc.(a)	18,290	5,465,052
Home Depot, Inc. (The)	48,300	14,743,575
L Brands, Inc.(a)	114,013	7,052,844
Lowe’s Cos., Inc.	57,817	10,995,637
Ross Stores, Inc.	55,657	6,673,831

		52,685,950

Textiles, Apparel & Luxury Goods – 0.3%
NIKE, Inc. - Class B	35,680	4,741,515

		127,474,272

Industrials – 8.7%
Aerospace & Defense – 1.8%
Howmet Aerospace, Inc.(a)	157,162	5,049,615
Northrop Grumman Corp.	20,270	6,560,183
Raytheon Technologies Corp.	153,428	11,855,381

		23,465,179

Industrial Conglomerates – 2.5%
Honeywell International, Inc.	150,907	32,757,383

Professional Services – 1.2%
Jacobs Engineering Group, Inc.	90,212	11,661,705
KBR, Inc.	100,155	3,844,951

		15,506,656

Road & Rail – 3.2%
Norfolk Southern Corp.	98,671	26,495,137
Uber Technologies, Inc.(a)	27,851	1,518,158

Company	Shares	U.S. $ Value

Union Pacific Corp.	63,193	$13,928,369

		41,941,664

		113,670,882

Communication Services – 8.1%
Diversified Telecommunication Services – 1.0%
Anterix, Inc.(a) (c)	37,884	1,786,609
Cellnex Telecom SA(c) (d)	34,577	1,993,302
Comcast Corp. - Class A	164,923	8,923,984

		12,703,895

Entertainment – 2.2%
Activision Blizzard, Inc.(b)	100,178	9,316,554
Netflix, Inc.(a)	8,684	4,530,096
ROBLOX Corp.(a)	16,805	1,089,468
Vivendi SE	92,506	3,036,384
Walt Disney Co. (The)(a)	60,741	11,207,929

		29,180,431

Interactive Media & Services – 4.2%
Alphabet, Inc. - Class C(a) (b)	13,858	28,667,075
Bumble, Inc.(a)	15,222	949,548
Facebook, Inc. - Class A(a)	84,633	24,926,957

		54,543,580

Media – 0.1%
ViacomCBS, Inc. - Class B	43,936	1,981,514

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.(a)	58,379	7,314,305

		105,723,725

Health Care – 8.0%
Biotechnology – 0.2%
Vertex Pharmaceuticals, Inc.(a)	12,598	2,707,184

Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	127,489	15,278,282
Danaher Corp.	42,136	9,483,971
Zimmer Biomet Holdings, Inc.	46,366	7,422,269

		32,184,522

Health Care Providers & Services – 2.5%
Humana, Inc.	17,727	7,432,045
Quest Diagnostics, Inc.	43,801	5,621,420
UnitedHealth Group, Inc.	52,620	19,578,324

		32,631,789

Life Sciences Tools & Services – 0.8%
IQVIA Holdings, Inc.(a)	53,115	10,258,631

Pharmaceuticals – 2.1%
Eli Lilly & Co.	25,871	4,833,220
Johnson & Johnson	89,807	14,759,781

Company	Shares	U.S. $ Value

Merck & Co., Inc.	103,102	$7,948,133

		27,541,134

		105,323,260

Consumer Staples – 6.7%
Beverages – 0.8%
Coca-Cola Co. (The)	56,669	2,987,023
PepsiCo, Inc.	51,585	7,296,698

		10,283,721

Food & Staples Retailing – 1.9%
Albertsons Cos., Inc.(c)	172,932	3,297,813
Costco Wholesale Corp.	19,212	6,771,846
Kroger Co. (The)	186,700	6,719,333
Walmart, Inc.	55,747	7,572,115

		24,361,107

Food Products – 0.2%
General Mills, Inc.	39,819	2,441,701

Household Products – 2.8%
Clorox Co. (The)	36,850	7,107,628
Procter & Gamble Co. (The)	222,290	30,104,735

		37,212,363

Personal Products – 0.4%
Estee Lauder Cos., Inc. (The) - Class A	18,290	5,319,647

Tobacco – 0.6%
Philip Morris International, Inc.	85,802	7,614,069

		87,232,608

Energy – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Chevron Corp.	108,524	11,372,230
EOG Resources, Inc.	99,390	7,208,757
Exxon Mobil Corp.	184,316	10,290,362
Pioneer Natural Resources Co.	47,153	7,488,839

		36,360,188

Diversified – 1.6%
Special Purpose Acquisition Company – 1.6%
HealthCor Catalio Acquisition Corp.(a) (c)	601,605	6,016,050
Landcadia Holdings IV, Inc.(a)	1,012,177	10,020,552
MSD Acquisition Corp.(a)	515,884	5,236,223

		21,272,825

Utilities – 0.6%
Electric Utilities – 0.6%
NextEra Energy, Inc.	102,338	7,737,776

Materials – 0.4%
Chemicals – 0.2%
Linde PLC	7,109	1,991,515

Company	Shares	U.S. $ Value

Containers & Packaging – 0.2%
Berry Global Group, Inc.(a)	52,462	$3,221,167

		5,212,682

Real Estate – 0.3%
Equity Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp.	15,883	3,796,990

Total Common Stocks (cost $834,219,610)		950,274,678

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) (Series D) 0.00%(a) (e) (f) (cost $950,194)	20,767	740,967

WARRANTS – 0.0%
Financials – 0.0%
Diversified Financial Services – 0.0%
Pershing Square Tontine Holdings Ltd., expiring 07/24/2021(a) (cost $52,400)	9,228	75,208

SHORT-TERM INVESTMENTS – 26.9%
Investment Companies – 26.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(g) (h) (i) (cost $346,419,773)	346,419,773	346,419,773

	Principal Amount (000)

U.S. Treasury Bills – 0.5%
U.S. Treasury Bill Zero Coupon, 05/11/2021 (cost $6,999,740)	$7,000	6,999,883

Total Short-Term Investments (cost $353,419,513)		353,419,656

Total Investments Before Securities Lending Collateral – 99.5% (cost $1,188,641,716)		1,304,510,509

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(g) (h) (i) (cost $1,931,850)	1,931,850	1,931,850

Total Investments Before Securities Sold Short – 99.6% (cost $1,190,573,566)(j)		1,306,442,359

Company	Shares	U.S. $ Value

SECURITIES SOLD SHORT – (0.1)%
COMMON STOCKS – (0.1)%
Real Estate – (0.1)%
Equity Real Estate Investment Trusts (REITs) – (0.1)%
Acadia Realty Trust	(9,584)	$(181,809)
Agree Realty Corp.	(1,800)	(121,158)
Chatham Lodging Trust	(14,825)	(195,097)
Regency Centers Corp.	(3,195)	(181,188)
Washington Prime Group, Inc.	(8,073)	(18,003)

		(697,255)

Health Care – 0.0%
Health Care Equipment & Supplies – 0.0%
Intuitive Surgical, Inc.(a)	(180)	(133,010)
Stryker Corp.	(495)	(120,572)

		(253,582)

Health Care Providers & Services – 0.0%
Laboratory Corp. of America Holdings(a)	(607)	(154,803)

		(408,385)

Industrials – 0.0%
Machinery – 0.0%
Snap-on, Inc.	(495)	(114,216)

Information Technology – 0.0%
IT Services – 0.0%
Global Payments, Inc.	(540)	(108,853)

Consumer Discretionary – 0.0%
Textiles, Apparel & Luxury Goods – 0.0%
Oxford Industries, Inc.	(1,125)	(98,347)

Financials – 0.0%
Banks – 0.0%
HSBC Holdings PLC	(13,563)	(79,291)

Total Securities Sold Short (proceeds $1,058,655)		(1,506,347)

Total Investments, Net of Securities Sold Short – 99.5% (cost $1,189,514,912)(j)		1,304,936,012

Other assets less liabilities – 0.5%		6,362,222

Net Assets – 100.0%		$1,311,298,234

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	180	June 2021	$35,706,600	$(360,283)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Represents entire or partial securities out on loan.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the market value of this security amounted to $1,993,302 or 0.2% of net assets.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $118,985,878 and gross unrealized depreciation of investments was $(3,925,061), resulting in net unrealized appreciation of $115,060,817.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$190,657,760	$—	$—	$190,657,760
Financials	145,811,710	—	—	145,811,710
Consumer Discretionary	127,474,272	—	—	127,474,272
Industrials	113,670,882	—	—	113,670,882
Communication Services	100,694,039	5,029,686	—	105,723,725
Health Care	105,323,260	—	—	105,323,260
Consumer Staples	87,232,608	—	—	87,232,608
Energy	36,360,188	—	—	36,360,188
Diversified	21,272,825	—	—	21,272,825
Utilities	7,737,776	—	—	7,737,776
Materials	5,212,682	—	—	5,212,682
Real Estate	3,796,990	—	—	3,796,990
Preferred Stocks	—	—	740,967	740,967
Warrants	75,208	—	—	75,208

Investments in Securities:	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Investment Companies	$346,419,773	$—	$—	$346,419,773
U.S. Treasury Bills	—	6,999,883	—	6,999,883
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,931,850	—	—	1,931,850
Liabilities:
Common Stocks:
Real Estate	(697,255)	—	—	(697,255)
Health Care	(408,385)	—	—	(408,385)
Industrials	(114,216)	—	—	(114,216)
Information Technology	(108,853)	—	—	(108,853)
Consumer Discretionary	(98,347)	—	—	(98,347)
Financials	—	(79,291)	—	(79,291)

Total Investments in Securities	1,292,244,767	11,950,278	740,967	1,304,936,012
Other Financial Instruments(a):
Assets	—	—	—	—
Liabilities:
Futures	(360,283)	—	—	(360,283)

Total	$1,291,884,484	$11,950,278	$740,967	$1,304,575,729

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2021 is as follows:

Fund	Market Value 06/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$315,671	$349,373	$318,624	$346,420	$131
Government Money Market Portfolio*	—	9,516	7,584	1,932	0	**
Total	$315,671	$358,889	$326,208	$348,352	$131

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.